Revenue from Contracts with Customers	6 Months Ended
Jun. 30, 2026
Receivables from contracts with customers [abstract]
Revenue from Contracts with Customers

Note 5 — Revenue from Contracts with Customers

Revenue is disaggregated by product category to complement the geographic information below. The product categories follow the annual presentation for the pre-existing businesses; categories material to the acquired Tupperware business are assessed separately. Both dimensions should be read with the segment information in Note 4.

	3M 2026	3M 2025	6M 2026	6M 2025
Revenue from Household Products (Betterware):
Kitchen and Food Storage	545,367	504,691	1,127,600	1,044,709
Home Solutions	229,132	330,334	410,035	540,500
Bedroom	123,940	129,521	258,453	248,442
Laundry and Cleaning	154,509	149,885	330,358	309,656
Technology and Mobility	223,964	141,999	391,136	272,835
Bathroom	88,564	97,432	165,102	237,385
Wellness	123,129	87,317	224,951	175,873
Other	22,880	17,414	43,808	32,258
Subtotal	1,511,485	1,458,593	2,951,443	2,861,658
Revenue from Beauty and Personal Care Products (Jafra):
Fragrances	1,475,942	1,357,171	2,855,003	2,732,366
Color	216,866	242,302	460,338	495,284
Skin Care	269,311	306,011	486,476	536,955
Toiletries	236,774	198,566	466,820	435,532
Other	0		0	0
Subtotal	2,198,893	2,104,050	4,268,637	4,200,136
Revenue from kitchen and home products (Tupperware):
Food Containers	186,171	-	186,171	-
Hydration	68,017	-	68,017	-
Preparation	82,526	-	82,526	-
Tableware	92,085	-	92,085	-
Baby & Kids	15,161	-	15,161	-
Organization	7,016	-	7,016	-

Subtotal	450,974	0	450,974	0
Total Net Revenue	4,161,352	3,562,643	7,671,054	7,061,794

Substantially all of the Group’s revenue relates to the sale of consumer products and is recognized at a point in time when control of the goods transfers to the customer.